Interest Expense	3 Months Ended
Mar. 31, 2013
Interest and Debt Expense [Abstract]
Interest Expense
Interest Expense

The following table presents an analysis of interest expense:

	For the year Ended December 31,
	2010	2011	2012
	(Dollars in thousands)
Interest incurred on debt	$985	$5,745	$10,172
Amortization of discount on Senior Subordinated Notes	806	10,039	10,742
Amortization of debt issuance costs	1,761	1,521	1,712
Supply Chain Financing mark-up	1,524	1,002	621
Total interest expense	$5,076	$18,307	$23,247

Interest rates
The Revolving Facility had an effective interest rate of 2.05% and 2.21% as of December 31, 2011 and 2012, respectively. The Senior Notes carry an interest rate of 6.375%. The Senior Subordinated Notes have an implied rate of 7.00%.
Interest Expense
The following table presents an analysis of interest expense:

	For the Three Months Ended
	March 31,
	2012	2013
	(Dollars in thousands)

Interest incurred on debt	$1,637	$5,449
Amortization of discount on Senior Subordinated Notes	2,617	2,801
Amortization of debt issuance costs	377	555
Supply Chain Financing mark-up	131	203
Total interest expense	$4,762	$9,008

Interest Rates
The Revolving Facility had an effective interest rate of 2.21% and 2.20% as of December 31, 2012 and March 31, 2013, respectively. The Senior Subordinated Notes have an implied interest rate of 7.00%. The Senior Notes have a fixed interest rate of 6.375%.